Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Amounts With Regard To Other Off-Balance-Sheet Instruments) (Details) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Other [Member]
Schedule Of Contractual Amounts With Regard To Other Off Balance Sheet Instruments [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 7	¥ 16
Commitments To Extend Credit [Member]
Schedule Of Contractual Amounts With Regard To Other Off Balance Sheet Instruments [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	63,362	62,141
Commitments To Make Investments [Member]
Schedule Of Contractual Amounts With Regard To Other Off Balance Sheet Instruments [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	101	113
Commercial Letters Of Credit [Member]
Schedule Of Contractual Amounts With Regard To Other Off Balance Sheet Instruments [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 682	¥ 641